LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Investments [Abstract]
Schedule of Long-term Investments
Long-term investments consist of:

	December 31,
	2016	2015
	(In thousands)
Cost method investments	$116,133	$114,532
Equity method investments	6,677	11,262
Marketable equity security	—	7,542
Auction rate security	—	4,050
Total long-term investments	$122,810	$137,386